Income taxes - Unrecognized tax benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unrecognized tax benefits
Unrecognized tax benefits, balance at beginning of period	$ 1,106	$ 961	$ 1,025
Net change due to acquisitions and divestments, Unrecognized tax benefits	1	11	8
Increase relating to prior year tax positions, Unrecognized tax benefits	298	202	35
Decrease relating to prior year tax positions, Unrecognized tax benefits	(161)	(82)	(99)
Increase relating to current year tax positions, Unrecognized tax benefits	390	163	126
Decrease due to settlements with tax authorities, Unrecognized tax benefits	(340)	(57)	(44)
Decrease as a result of the applicable statute of limitations, Unrecognized tax benefits	(59)	(83)	(66)
Exchange rate differences, Unrecognized tax benefits	63	(9)	(24)
Unrecognized tax benefits, balance at end of period	1,298	1,106	961
Penalties and interest related to unrecognized tax benefits:
Beginning balance of penalties and interest related to unrecognized tax benefits	233	239	242
Net change due to acquisitions and divestments, penalties and interest	0	7	0
Increase relating to prior year tax positions, penalties and interest	96	85	37
Decrease relating to prior year tax positions, penalties and interest	(57)	(63)	14
Increase relating to current year tax positions, penalties and interest	5	6	5
Decrease due to settlements with tax authorities, penalties and interest	(75)	(8)	(17)
Decrease as a result of the applicable statute of limitations, penalties and interest	(16)	(28)	(31)
Exchange rate differences, penalties and interest	6	(5)	(11)
Ending balance of penalties and interest related to unrecognized tax benefits	192	233	239
Total unrecognized tax benefits, including penalties and interest:
Classification as unrecognized tax items at beginning	1,339	1,200	1,267
Net change due to acquisitions and divestments	1	18	8
Increase relating to prior year tax positions	394	287	72
Decrease relating to prior year tax positions	(218)	(145)	(85)
Increase relating to current year tax positions	395	169	131
Decrease due to settlements with tax authorities	(415)	(65)	(61)
Decrease as a result of the applicable statute of limitations	(75)	(111)	(97)
Exchange rate differences	69	(14)	(35)
Balance at end, which would, if recognized, affect the effective tax rate	1,490	1,339	1,200
Increase relating to current year tax positions, Unrecognized tax benefits, interpretation of tax law and double tax treaty	381	$ 163	$ 111
Expected resolution of unrecognized tax benefit related to pending court case	32
Increases relating to current tax year positions, interpretation of tax law and double tax agreement discontinued operations	301
Increase relating to prior period tax positions, interpretation of tax law and double tax treaty agreement	73
Decrease relating to prior year tax positions, change of interpretation of tax law in Asia	85
Decrease related to prior year tax positions change tax risk assessments	$ 59